Note 2 - Summary of Significant Accounting Policies (Detail) - Carrying Values and Estimated Fair Values of Outstanding Notes (USD $)	Dec. 31, 2012
Related Party BSC Convertible Notes Payable [Member]
Carrying Value	$ 4,338,601
Estimated Fair Value	3,636,380
Convertible Note Payable [Member]
Carrying Value	2,000,000
Estimated Fair Value	2,000,000
Junior Secured Notes Payable [Member]
Carrying Value	195,549
Estimated Fair Value	$ 1,920,844